Segment information, Operating Segments (Details) Dwt in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) Dwt Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($) Segment
Details of Operating Segments [Abstract]
Number of operating segment | Segment		4	4	6
Segment Reporting [Abstract]
Revenue		$ 2,281,909	$ 2,868,647	$ 2,671,706
Gross profit		955,874	1,391,279	1,366,607
Other operating income		31,101	35,195	44,984
Vessel operating expenses		(282,123)	(278,041)	(268,869)
Technical management expenses		(27,082)	(28,173)	(25,692)
Charter hire expenses		(33,415)	(48,496)	(34,571)
Profit before income tax		$ 342,177	778,453	799,526
LR2 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		124,999
LR2 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		85,000
LR1 [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		84,999
LR1 [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		55,000
MR [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		54,999
MR [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		40,000
Handy [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		39,999
Handy [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		25,000
Specialised [Member] | Top of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		19,999
Specialised [Member] | Bottom of Range [Member]
Details of Operating Segments [Abstract]
Vessel capacity | Dwt		5,000
Operating Segments [Member]
Segment Reporting [Abstract]
Gross profit	[1]	$ 955,874	1,391,279	1,366,607
Other operating income		25,232	23,732	30,134
Vessel operating expenses		(282,123)	(278,041)	(268,869)
Technical management expenses		(27,082)	(28,173)	(25,692)
Charter hire expenses		(33,415)	(48,496)	(34,571)
Operating EBITDA		638,486	1,060,301	1,067,609
Depreciation charge		(201,363)	(213,993)	(209,434)
Profit before income tax		437,123	846,308	858,175
Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Gross profit	[1]	76,943	93,694	80,825
Other operating income		3,718	2,374	1,781
Vessel operating expenses		(16,182)	(15,624)	(15,267)
Technical management expenses		(1,837)	(1,947)	(1,656)
Charter hire expenses		0	0	0
Operating EBITDA		62,642	78,497	65,683
Depreciation charge		(11,951)	(13,837)	(13,743)
Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Gross profit	[1]	250,977	380,432	384,584
Other operating income		5,298	6,824	8,865
Vessel operating expenses		(68,051)	(64,451)	(66,884)
Technical management expenses		(6,810)	(7,358)	(7,109)
Charter hire expenses		(6,842)	(8,974)	(9,234)
Operating EBITDA		174,572	306,473	310,222
Depreciation charge		(58,778)	(58,881)	(58,099)
Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Gross profit	[1]	461,709	663,299	654,119
Other operating income		10,379	11,001	9,258
Vessel operating expenses		(134,338)	(132,876)	(125,393)
Technical management expenses		(13,052)	(13,619)	(11,711)
Charter hire expenses		(26,573)	(39,522)	(24,034)
Operating EBITDA		298,125	488,283	502,239
Depreciation charge		(94,645)	(107,936)	(104,808)
Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Gross profit	[1]	166,245	253,854	246,042
Other operating income		5,837	3,533	7,188
Vessel operating expenses		(63,552)	(65,090)	(61,211)
Technical management expenses		(5,383)	(5,249)	(5,216)
Charter hire expenses		0	0	(1)
Operating EBITDA		103,147	187,048	186,802
Depreciation charge		(35,989)	(33,339)	(32,784)
Operating Segments [Member] | Chemical Stainless [Member]
Segment Reporting [Abstract]
Gross profit	[1]			(262)
Other operating income				(705)
Vessel operating expenses				(109)
Technical management expenses				0
Charter hire expenses				0
Operating EBITDA				(1,076)
Depreciation charge				0
Operating Segments [Member] | Specialised [Member]
Segment Reporting [Abstract]
Gross profit	[1]			1,299
Other operating income				3,747
Vessel operating expenses				(5)
Technical management expenses				0
Charter hire expenses				(1,302)
Operating EBITDA				3,739
Depreciation charge				0
Unallocated amounts [member]
Segment Reporting [Abstract]
Profit before income tax	[2]	(94,946)	(67,855)	(58,649)
Hafnia Vessels and TC Vessels [Member]
Segment Reporting [Abstract]
Revenue		1,421,831	1,935,596	1,915,472
Voyage expenses		(465,957)	(544,317)	(548,865)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue		1,421,831	1,935,596	1,915,472
Voyage expenses		(465,957)	(544,317)	(548,865)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue		110,416	125,387	111,164
Voyage expenses		(33,473)	(31,693)	(30,339)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue		374,469	522,837	536,309
Voyage expenses		(123,492)	(142,405)	(151,725)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue		675,708	915,186	901,038
Voyage expenses		(213,999)	(251,887)	(246,919)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue		261,238	372,186	364,814
Voyage expenses		(94,993)	(118,332)	(118,772)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Chemical Stainless [Member]
Segment Reporting [Abstract]
Revenue				(226)
Voyage expenses				(36)
Hafnia Vessels and TC Vessels [Member] | Operating Segments [Member] | Specialised [Member]
Segment Reporting [Abstract]
Revenue				2,373
Voyage expenses				(1,074)
External Vessels in Disponent-Owner Pools [Member]
Segment Reporting [Abstract]
Revenue		860,078	933,051	756,234
Voyage expenses		(329,566)	(332,802)	(279,749)
Pool distributions		(530,512)	(600,249)	(476,485)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member]
Segment Reporting [Abstract]
Revenue	[3]	860,078	933,051	756,234
Voyage expenses	[3]	(329,566)	(332,802)	(279,749)
Pool distributions	[3]	(530,512)	(600,249)	(476,485)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR2 [Member]
Segment Reporting [Abstract]
Revenue	[3]	75,769	86,168	55,221
Voyage expenses	[3]	(27,362)	(34,080)	(19,416)
Pool distributions	[3]	(48,407)	(52,088)	(35,805)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | LR1 [Member]
Segment Reporting [Abstract]
Revenue	[3]	229,896	318,499	288,512
Voyage expenses	[3]	(87,221)	(112,980)	(108,241)
Pool distributions	[3]	(142,675)	(205,519)	(180,271)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | MR [Member]
Segment Reporting [Abstract]
Revenue	[3]	475,568	438,245	283,857
Voyage expenses	[3]	(186,805)	(156,931)	(106,141)
Pool distributions	[3]	(288,763)	(281,314)	(177,716)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Handy [Member]
Segment Reporting [Abstract]
Revenue	[3]	78,845	90,139	128,644
Voyage expenses	[3]	(28,178)	(28,811)	(45,951)
Pool distributions	[3]	$ (50,667)	$ (61,328)	(82,693)
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Chemical Stainless [Member]
Segment Reporting [Abstract]
Revenue	[3]			0
Voyage expenses	[3]			0
Pool distributions	[3]			0
External Vessels in Disponent-Owner Pools [Member] | Operating Segments [Member] | Specialised [Member]
Segment Reporting [Abstract]
Revenue	[3]			0
Voyage expenses	[3]			0
Pool distributions	[3]			$ 0

[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.
[2]	The unallocated amount consists of depreciation charge of other property, plant and equipment, interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.
[3]	“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.